Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment, gross	$ 25,631,978	$ 22,765,625
Less: accumulated depreciation	(13,796,462)	(11,166,209)
Property, plant and equipment, net	11,835,516	11,599,416
Office Buildings [Member]
Property, plant and equipment, gross	4,822,303	4,833,162
Electronic Equipment, Furniture and Fixtures [Member]
Property, plant and equipment, gross	5,029,249	4,385,548
Motor Vehicles [Member]
Property, plant and equipment, gross	242,265	225,101
Purchased Software [Member]
Property, plant and equipment, gross	$ 15,538,161	$ 13,321,814